Events Subsequent to Reporting Date	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Events Subsequent to Reporting Date [Abstract]
Events Subsequent to Reporting Date	23. Events Subsequent to Reporting Date No further significant events have occurred since the end of the financial year.

20. Events Subsequent to Reporting Date

On 17 August 2022, the company appointed Robert Bruce Clark to the board as a non-executive Director.

On 5 August 2022, the Company completed the acquisition on APIRx Pharmaceuticals via the issuance of 218,169,497 IHL ordinary shares to the stakeholders of APIRx in an all–scrip transaction. As substantially all of the fair value of the assets acquired in the transaction relates to intangible assets (e.g., patents, trademarks, active clinical and pre-clinical research and development projects), the transaction has been determined to be an asset acquisition and not a business combination. On 5 August 2022, the Company issued shares and options to Ryba LLC post year end pursuant to the mandate executed between the companies in November 2021. As the transaction between the Company and APIRx was deemed complete on 05 August 2022 the shares and options were issued.

No further significant events have occurred since the end of the financial year.